Earnings Per Share - Summary of Earnings Per Share - 2020, 2019 and 2018 (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net profit attributable to RELX PLC shareholders	£ 1,224	£ 1,505	£ 1,422	£ 1,648	£ 1,150
Weighted average number of shares, Basic	1,926.2	1,943.5	1,977.2
EPS, Basic	£ 0.635	£ 0.774	£ 0.719
Net profit attributable to RELX PLC shareholders	£ 1,224	£ 1,505	£ 1,422
Weighted average number of shares, Diluted	1,937.8	1,956.2	1,990.8
EPS, Diluted	£ 0.632	£ 0.769	£ 0.714